LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
LOSS PER SHARE
NOTE 13 – LOSS PER SHARE

The following table contains the data used in the computation of the basic loss per share:

	Year ended December 31,
	2020	2021	2022
	in USD thousands
Loss attributed to ordinary shares	(30,021)	(27,054)	(24,951)

	in thousands
Number of shares used in basic calculation	252,844	662,934	773,957

	in USD
Basic and diluted loss per ordinary share	(0.12)	(0.04)	(0.03)

All outstanding options and warrants have been excluded from the calculation of the diluted loss per share for all years presented, since their effect was anti-dilutive.